United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 11, 2003

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$86,615,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1295    44150 SH       SOLE                    44150
Alliance Capital Management LP COM              018548107      477    15400 SH       SOLE                    15400
Altria Group Inc.              COM              02209s103      405    10000 SH       SOLE                    10000
Amerada Hess                   COM              023551104      288     5226 SH       SOLE                     5226
American Express               COM              025816109      887    25100 SH       SOLE                    25100
American International Group   COM              026874107      490     8464 SH       SOLE                     8464
BP PLC                         COM              055622104     1202    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      527    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207      797      329 SH       SOLE                      329
Bristol-Myers Squibb           COM              110122108     1148    49600 SH       SOLE                    49600
Broadwing Inc.                 COM              111620100       72    20548 SH       SOLE                    20548
Cablevision NY Group           COM              12686c109      646    38589 SH       SOLE                    38589
Cabot Corp.                    COM              127055101      362    13650 SH       SOLE                    13650
Cardinal Health                COM              14149Y108      325     5486 SH       SOLE                     5486
Catalina Marketing             COM              148867104      688    37200 SH       SOLE                    37200
Catellus Development Corp.     COM              149111106      390    19650 SH       SOLE                    19650
Cendant Corp.                  COM              151313103     1701   162350 SH       SOLE                   162350
Charles Schwab Corp.           COM              808513105     7683   708068 SH       SOLE                   708068
ChevronTexaco Corp.            COM              166751107      798    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     5344   151861 SH       SOLE                   151861
Coca Cola Co.                  COM              191216100      412     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      367     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      479    21200 SH       SOLE                    21200
Comcast Corp. Cl A             COM              20030N101      400    16964 SH       SOLE                    16964
Commerce Bancorp Inc. NJ       COM              200519106      475    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      434     8976 SH       SOLE                     8976
Crescent Real Estate Equities  COM              225756105      450    27050 SH       SOLE                    27050
Duke Energy Corp.              COM              264399106      305    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      512    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      338    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250X103      965    25725 SH       SOLE                    25725
Exxon Mobil Corporation        COM              30231G102     1948    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      301     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2985     1000 SH       SOLE                     1000
GATX Corp.                     COM              361448103      327    14325 SH       SOLE                    14325
General Electric               COM              369604103     3577   146898 SH       SOLE                   146898
HSBC Holdings PLC              COM              404280406     1303    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      525    51650 SH       SOLE                    51650
Honeywell Intl.                COM              438506107      576    24000 SH       SOLE                    24000
Household International        COM              441815107      202     7275 SH       SOLE                     7275
International Paper            COM              460146103      420    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1266    16338 SH       SOLE                    16338
Johnson & Johnson              COM              478160104     9876   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      715    16150 SH       SOLE                    16150
Keyspan Corporation            COM              49337k106      211     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      362    10350 SH       SOLE                    10350
Kinder Morgan Inc.             COM              49455P101      247     5850 SH       SOLE                     5850
LNR Property Corp.             COM              501940100      217     6125 SH       SOLE                     6125
Level 3 Communications         COM              52729N100      149    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     1885   210871 SH       SOLE                   210871
Loral Space & Commun. Ltd      COM              G56462107       17    39750 SH       SOLE                    39750
Marriott Intl Inc. CL A        COM              571903202      822    25000 SH       SOLE                    25000
Merck & Co.                    COM              589331107     8944   157995 SH       SOLE                   157995
National Australia Bank        COM              632525408      413     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      358    15000 SH       SOLE                    15000
News Corp, Ltd., Pfd.          COM              652487802     1046    46200 SH       SOLE                    46200
Northern Border Partners       COM              664785102     1443    38100 SH       SOLE                    38100
Philadephia Suburban Corp.     COM              718009608      247    12000 SH       SOLE                    12000
Royal Dutch Petroleum          COM              780257804      917    20840 SH       SOLE                    20840
SBC Communications             COM              78387g103      866    31950 SH       SOLE                    31950
Suncor Energy Inc.             COM              867229106      188    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104      720    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     1667    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      166    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      137    57275 SH       SOLE                    57275
Unitil Corp.                   COM              913259107      397    16000 SH       SOLE                    16000
Viacom Inc CL B                COM              925524308      297     7284 SH       SOLE                     7284
Vodafone Group PLC ADR F       COM              92857T107      186    10250 SH       SOLE                    10250
W.P. Carey & Co., LLC          COM              92930Y107     1820    73525 SH       SOLE                    73525
Walt Disney Co.                COM              254687106      545    33400 SH       SOLE                    33400
Waste Management               COM              94106L109      856    37350 SH       SOLE                    37350
Wells Fargo & Co.              COM              949746101     2156    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      249    15800 SH       SOLE                    15800
Westpac Banking Corp (ADR)     COM              961214301      243     6300 SH       SOLE                     6300
Williams Cos Inc.              COM              969457100       63    23450 SH       SOLE                    23450
Williams Energy Ptnrs LP       COM              969491109     1238    38150 SH       SOLE                    38150
Wyeth                          COM              026609107      808    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105     1288    16674 SH       SOLE                    16674
Zimmer Holdings Inc.           COM              98956P102      206     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      247     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      308    18200 SH       SOLE                    18200
REPORT SUMMARY		       81 DATA RECORDS	             86615         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED